Victory Growth and Tax Strategy Fund Investment Objectives and Goals - Victory Growth and Tax Strategy Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Victory Growth and Tax Strategy Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Growth and Tax Strategy Fund (the “Fund”) is an asset allocation fund that seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.